INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,179	$ 1,188	$ 1,141
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,273	1,271
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(46)	(35)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (48)	$ (48)